Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Common stock subject to possible redemption (in shares)		61,332,000	61,332,000	61,332,000	61,332,000	61,332,000	61,332,000	61,332,000	61,332,000	52,993,000
Stock issuance costs						$ 196,000
Unrecognized tax benefits						6,972,000	$ 10,144,000			$ 4,647,000
Unrecognised tax benefits penalties and interest accrued						$ 0	$ 0
Khosla
Class of Stock [Line Items]
Cash		$ 572,360	$ 978,280	$ 978,280	$ 572,360
Cash equivalents		$ 0	0	0	$ 0
Common stock subject to possible redemption (in shares)		41,634,412			41,634,412
Shares measured to their redemption amount due to initial carrying amount of the common stock is less price per share (in USD per share)		$ 10.00			$ 10.00
Common stock subject to possible redemption, redemption price per share (in USD per share)		$ 10.00			$ 10.00
Accretion of Class A Common Stock to redemption value	$ (23,576,984)	$ (10,640)		23,576,984	$ 23,587,624
Concentration risk, credit risk, uninsured deposits					250,000
Stock issuance costs				23,576,984	$ 23,576,984
Unrecognized tax benefits		0			0
Unrecognised tax benefits penalties and interest accrued		0			0
Accretion of temporary equity to redemption value		0		2,498,065	0
Khosla | As Previously Reported
Class of Stock [Line Items]
Accretion of temporary equity to redemption value			2,498,065	2,498,065
Khosla | Adjustments
Class of Stock [Line Items]
Accretion of temporary equity to redemption value			$ 0	$ 0
Khosla | Common Stock Subject To Possible Redemption
Class of Stock [Line Items]
Accretion of Class A Common Stock to redemption value	23,576,984
Basic and diluted net income (loss) per share (in USD per share)				$ (0.51)
Khosla | Additional Paid-in Capital
Class of Stock [Line Items]
Accretion of Class A Common Stock to redemption value	(11,338,767)				11,338,767
Khosla | Accumulated Deficit
Class of Stock [Line Items]
Accretion of Class A Common Stock to redemption value	$ (12,238,217)	$ (10,640)			$ 12,248,857
Khosla | Class A Common Stock
Class of Stock [Line Items]
Common stock subject to possible redemption (in shares)		41,634,412	41,634,412	41,634,412	41,634,412
Common stock subject to possible redemption, redemption price per share (in USD per share)			$ 10.00	$ 10.00
Accretion of temporary equity to redemption value		$ 0		$ 0	$ 0
Basic and diluted net income (loss) per share (in USD per share)		$ 0.08		$ (0.60)	$ (0.34)
Khosla | Class A Common Stock | Common Stock Subject To Possible Redemption
Class of Stock [Line Items]
Accretion of temporary equity to redemption value		$ 0		$ 2,498,065
Basic and diluted net income (loss) per share (in USD per share)		$ 0.08			$ (0.34)
Khosla | Class A Common Stock | Common Stock Subject To Possible Redemption | As Previously Reported
Class of Stock [Line Items]
Basic and diluted net income (loss) per share (in USD per share)			0.06	$ 0.51
Khosla | Class A Common Stock | Common Stock Subject To Possible Redemption | Adjustments
Class of Stock [Line Items]
Basic and diluted net income (loss) per share (in USD per share)			0.07	0.53
Khosla | Class A Common Stock | Non Redeemable Common Stock | As Previously Reported
Class of Stock [Line Items]
Basic and diluted net income (loss) per share (in USD per share)			0.12	0.60
Khosla | Class A Common Stock | Non Redeemable Common Stock | Adjustments
Class of Stock [Line Items]
Basic and diluted net income (loss) per share (in USD per share)			0.07	$ 0.53
Khosla | Class B Common Stock
Class of Stock [Line Items]
Accretion of temporary equity to redemption value		$ 0		$ 0	$ 0
Basic and diluted net income (loss) per share (in USD per share)		$ 0.08		$ (0.60)	$ (0.34)
Khosla | Class B Common Stock | As Previously Reported
Class of Stock [Line Items]
Basic and diluted net income (loss) per share (in USD per share)			0.12	0.60
Khosla | Class B Common Stock | Adjustments
Class of Stock [Line Items]
Basic and diluted net income (loss) per share (in USD per share)			$ 0.07	$ 0.53
Khosla | Triggering Events Stock Trading Price One | Class A Common Stock
Class of Stock [Line Items]
Conversion of share, price per share (in USD per share)	$ 20.00				20.00
Khosla | Triggering Events Stock Trading Price Two | Class A Common Stock
Class of Stock [Line Items]
Conversion of share, price per share (in USD per share)	25.00				25.00
Khosla | Triggering Events Stock Trading Price Three | Class A Common Stock
Class of Stock [Line Items]
Conversion of share, price per share (in USD per share)	$ 30.00				$ 30.00